Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2017
Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	100,841	915,684	—	1,016,525
Time deposits	—	600,000	—	600,000
Marketable securities and other securities investments
Public and corporate bonds	4,911,769	1,029,478	10,334	5,951,581
Common stocks	2,558,931	—	—	2,558,931
Other	83,082	68,185	—	151,267
Investments measured at net asset value	—	—	—	197,215
Derivative financial instruments	—	362,388	4,423	366,811

Total	7,654,623	2,975,735	14,757	10,842,330

Liabilities
Derivative financial instruments	—	(242,713)	(1,574)	(244,287)

Total	—	(242,713)	(1,574)	(244,287)

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	41,876	891,606	—	933,482
Time deposits	—	600,000	—	600,000
Marketable securities and other securities investments
Public and corporate bonds	4,797,499	1,079,385	8,947	5,885,831
Common stocks	2,686,934	—	—	2,686,934
Other	18,191	73,246	—	91,437
Investments measured at net asset value	—	—	—	735,131
Derivative financial instruments	—	243,334	87	243,421

Total	7,544,500	2,887,571	9,034	11,176,236

Liabilities
Derivative financial instruments	—	(237,848)	(7,609)	(245,457)

Total	—	(237,848)	(7,609)	(245,457)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2015, 2016 and 2017:

	Yen in millions
	For the year ended March 31, 2015
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	9,092	7,544	16,636
Total gains (losses)
Included in income (loss)	(33)	(5,953)	(5,986)
Included in other comprehensive income (loss)	227	—	227
Purchases and issuances	4,055	—	4,055
Settlements	(2,914)	(1,169)	(4,083)
Other	1,890	588	2,478

Balance at end of year	12,317	1,010	13,327

	Yen in millions
	For the year ended March 31, 2016
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	12,317	1,010	13,327
Total gains (losses)
Included in income (loss)	1	2,507	2,508
Included in other comprehensive income (loss)	(286)	—	(286)
Purchases and issuances	931	—	931
Settlements	(1,451)	(479)	(1,930)
Other	(1,178)	(189)	(1,367)

Balance at end of year	10,334	2,849	13,183

	Yen in millions
	For the year ended March 31, 2017
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	10,334	2,849	13,183
Total gains (losses)
Included in income (loss)	(16)	(7,310)	(7,326)
Included in other comprehensive income (loss)	60	—	60
Purchases and issuances	1,126	—	1,126
Settlements	(2,282)	(2,693)	(4,975)
Other	(275)	(368)	(643)

Balance at end of year	8,947	(7,522)	1,425